Shareholders' Equity (Fair Value Assumptions) (Details) - item			1 Months Ended				12 Months Ended
		Jun. 08, 2016	Apr. 30, 2018	Jan. 30, 2018	Jan. 30, 2017	Jul. 28, 2015	Dec. 31, 2015	Dec. 31, 2014
$39.62 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	[1]		2.92%		2.35%
Expected dividend yield			0.00%		2.42%
Average expected volatility	[2]		45.13%		43.71%
Termination rate			9.00%		9.00%
Suboptimal factor	[3]		3.2		3.28
$28.38 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	[1]	1.58%
Expected dividend yield		2.42%
Average expected volatility	[2]	47.90%
Termination rate		9.00%
Suboptimal factor	[3]	3.32
$26.91 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	[1]					2.08%
Expected dividend yield						2.09%
Average expected volatility	[2]					53.01%
Termination rate						9.00%
Suboptimal factor	[3]					3.4
Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield				2.68%			3.22%	2.06%
Termination rate				1.74%			0.00%	4.35%

[1]	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
[2]	Expected average volatility represents a weighted average standard deviation rate for the price of the Company's ordinary shares on the NASDAQ National Market.
[3]	Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.